LEASE - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 6
Total	6
Present value of lease liabilities	$ 6	$ 19